S000048642 [Member] Annual Fund Operating Expenses - Sit Small Cap Dividend Growth Fund	Jun. 30, 2026
Sit Small Cap Dividend Growth Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Acquired Fund Fees and Expenses	0.10%	[1]
Expenses (as a percentage of Assets)	0.95%	[1]
Sit Small Cap Dividend Growth Fund - Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.10%	[1]
Expenses (as a percentage of Assets)	1.20%	[1]

[1]
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.